Discontinued Operation (Details) - Schedule of current assets and current liabilities of the discontinued operation - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Assets of discontinued operation
Accounts receivable		$ 82,790
Advance to suppliers		1,135
Other receivable and prepaid expense		8,072
Total current assets		91,997
Property and equipment, net		46,381
Total assets		138,378
Liabilities of discontinued operation
Accounts payable	207,206	293,073
Advance from customers		35,971
Other payable	62,119	664
Income tax payable	434,343	479,513
Total current liabilities	703,668	809,221
Total liabilities	$ 703,668	$ 809,221